SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

The date of this supplement is January 27, 2026.

For the MFS® Funds listed below:

MFS® EMERGING MARKETS DEBT FUND	MFS® EQUITY INCOME FUND
MFS® EMERGING MARKETS EQUITY RESEARCH FUND	MFS® INTRINSIC VALUE FUND

Effective April 30, 2026, the name of MFS Intrinsic Value Fund will change to MFS Intrinsic Equity Fund; therefore, all references to MFS Intrinsic Value Fund are hereby replaced with references to MFS Intrinsic Equity Fund as of that date.

NOVEMBER-SAI-COMBINED-SUP-I-012726